Financial Risk Management Objectives - Summary of Capital Management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Interest-bearing loans and borrowings	$ 11,356	$ 24,814
Trade and other payables	16,879	21,127
Less: cash and cash equivalents	(53,673)	(60,778)	$ (46,093)	$ (48,231)
Net debt	(25,438)	(14,837)
Total equity	228,435	221,816	$ 222,826	$ 197,175
Capital and net debt	$ 202,997	$ 206,979
Gearing ratio	0.00%	0.00%